Loans and Allowance for Credit Losses, Nonaccrual (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Nonaccrual Loans [Abstract]
Nonaccrual loans	$ 15,668	$ 20,486
Total Commercial [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	3,475	5,824
Commercial and Industrial Loans [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	738	1,422
Commercial Real Estate Mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	2,252	3,322
Commercial Real Estate Construction [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	416	1,003
Lease Financing [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	29	27
Foreign Loans [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	40	50
Total Consumer [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	12,193	14,662
Real estate 1-4 family first mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	9,799	11,455
Real estate 1-4 family junior lien mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	2,188	2,922
Automobile [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	173	245
Other revolving credit and installment [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	$ 33	$ 40